Nationwide Life Insurance Company
• Nationwide Variable Account-II
• Nationwide Variable Account-8
• Nationwide Variable Account-9
• Nationwide Variable Account-10
• Multi-Flex Variable Account
• Nationwide VLI Separate Account-2
• Nationwide VLI Separate Account-3
• Nationwide VLI Separate Account-4

Nationwide Life and Annuity Insurance Company
• Nationwide VA Separate Account-A
• Nationwide VA Separate Account-B
• Nationwide VL Separate Account-A
• Nationwide VL Separate Account-C
• Nationwide VL Separate Account-D

Prospectus supplement dated September 25, 2010 to
NLAIC SPVL and NLAIC Multiple Pay prospectus dated May 1, 2000; and
NLAIC Annuity prospectus dated May 1, 2001; and
BOA InvestCare, BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, and Multi-Flex FPVUL prospectus dated May 1, 2002; and
ElitePRO LTD and Elite PRO Classic prospectus dated May 1, 2003; and
America's Vision Plus Annuity, America's Vision NY Annuity, and BOA Exclusive prospectus dated May 1, 2004; and
Nationwide Enterprise The Best of America Annuity, Multi-Flex Annuity, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, BOA CVUL Future (NLAIC), BOA CVUL, Fidelity PCVUL, INVESCO PCVUL, and
Scudder Deutsche PCVUL prospectus dated May 1, 2008; and
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, BOA Next Generation Survivorship Life, BOA Protection Survivorship Life, and BOA ChoiceLife Protection prospectus dated May 1, 2009; and
BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future,
America's Future Horizon Annuity, BOA America's Exclusive Annuity II, BOA V, NEA Valuebuilder Select, BOA Choice Annuity, Paine Webber Choice Annuity, BOA America's Income Annuity, BOA FPVUL, NLAIC FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA CVUL Future (NWL), and BAE Future Corporate FPVUL prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
On or about October 18, 2010, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Nationwide Fund: Class I will add Diamond Hill Capital Management, Inc. as an additional sub-adviser.  After the change is effective, the sub-advisers for NVIT – NVIT Nationwide Fund: Class I will be Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.

2.
On or about October 18, 2010, the NVIT – NVIT Growth Fund: Class I will change sub-advisers.  After the change is effective, the sole sub-adviser for the NVIT – NVIT Growth Fund: Class I will be American Century Investment Management, Inc.